Filed pursuant to Rule 497(j)

Sterling Capital Funds

434 Fayetteville St., Suite 500

Raleigh, North Carolina 27601

December 12, 2025

VIA EDGAR

Filing Desk

Securities and Exchange Commission 100 F Street, N.E.

Washington, D.C. 20549

Re: Sterling Capital Funds (the "Trust"): File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). The Trust hereby certifies that the following forms of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 162 to its Registration Statement on Form N-lA under the 1933 Act and Post-Effective Amendment No. 163 to its Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, as filed by electronic transmission on EDGAR with the SEC on December 8, 2025 and effective December 8, 2025:

(i)	Prospectus, dated December 8, 2025, relating to the ETF Shares of the Sterling Capital Ultra Short Bond ETF and Sterling Capital Short Duration Bond ETF;

(ii)	Prospectus dated December 8, 2025, relating to the ETF Shares of the Sterling Capital National Municipal Bond ETF, Sterling Capital Multi-Strategy Income ETF, and Sterling Capital Hedged Equity Premium Income ETF;

(iii)	Statement of Additional Information, dated December 8, 2025, relating to the ETF Shares of the Sterling Capital Ultra Short Bond ETF and Sterling Capital Short Duration Bond ETF;

(iv)	Statement of Additional Information, dated December 8, 2025, relating to the ETF Shares of the Sterling Capital National Municipal Bond ETF, Sterling Capital Multi-Strategy Income ETF, and Sterling Capital Hedged Equity Premium Income ETF.

STERLING CAPITAL FUNDS
Registrant

/s/ James T. Gillespie
*James T. Gillespie
President

*By:	/s/ Thomas R. Hiller

Thomas R. Hiller, solely in his capacity as Attorney-in-fact,

pursuant to power of attorney filed previously